Income tax expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Standard tax rate applicable in France	28.40%	32.00%	34.40%
Difference between the standard French tax rate and the rates applicable to the Sanofi	(9.50%)	(18.20%)	(23.20%)
Revisions to tax exposures and settlements of tax disputes	1.00%	0.50%	4.90%
Impact of past acquisitions and divestitures	0.00%	0.00%	(6.40%)
Fair value remeasurement of contingent considerations	0.00%	0.00%	(2.70%)
Other items	0.10%	(1.20%)	(2.60%)
Effective tax rate	20.00%	13.10%	4.40%